Earnings (Loss) Per Share Attributable to Owners of the Controlling Company - Summary of Basic Earnings per Share (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic earnings per share [abstract]
Profit (loss) attributable to owners of the Controlling Company	₩ (207,239)	₩ 1,802,756	₩ 906,713
Weighted-average number of common stocks outstanding	357,815,700	357,815,700	357,815,700
Earnings (loss) per share	₩ (579)	₩ 5,038	₩ 2,534